SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total	$ 376,932	$ 179,747	$ 181,847
Accumulated depreciation and amortization	(187,130)	(169,949)	(161,058)
Net	189,802	9,798	20,789
Trucks [Member]
Property, Plant and Equipment [Line Items]
Total	90,832
Containers [Member]
Property, Plant and Equipment [Line Items]
Total	104,181
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Total	99,025	99,025	99,025
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	60,974	60,974	60,974
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total	948	948	948
Waste and Recycling Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	$ 20,972	18,800	18,800
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total			$ 2,100